Investment Valuation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Valuation

10 - Investment Valuation

FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s policy is to value its investments at fair value.

U.S. Treasury bills are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Forward currency contracts are valued using the London close forward rate.

Futures contracts are valued using the last reported settlement price for the particular futures contract traded on the applicable exchange.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3	–	Unobservable inputs that are unobservable for the asset or liability, including the Trust’s assumptions used in determining the fair value of investments.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3	Total
June 30, 2012
U.S. Treasury bills	$—	$50,490,178	$—	$50,490,178
Forward currency contracts(a)	—	827,594	—	827,594

Futures contracts(a)
Equity contracts	(407,897)	—	—	(407,897)
Interest rate contracts	(283,539)	—	—	(283,539)

Total futures contracts	(691,436)	—	—	(691,436)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311

Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs.

Forward currency contracts are not exchange-traded and do not have quoted prices for identical assets in active markets. These contracts are valued using pricing information obtained from third-party pricing vendors who derive the value of these contracts from observable market inputs such as expiration dates of forward contracts, forward rates and spot exchange rates. Therefore, forward currency contracts are classified as Level 2 investments.

Futures contracts are valued using settlement prices for the particular futures contract traded on the applicable exchanges. Futures contracts are classified as Level 1 investments, as quoted prices for identical assets in active markets are available.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3	Total
December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts	—	1,028,311	—	1,028,311

Futures contracts
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

December 31, 2010
U.S. Treasury bills	$—	$100,261,940	$—	$100,261,940
Forward currency contracts	—	(123,903)	—	(123,903)

Futures contracts
Equity contracts	(328,297)	—	—	(328,297)
Interest rate contracts	(1,714,999)	—	—	(1,714,999)

Total futures contracts	(2,043,296)	—	—	(2,043,296)